Long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Aegon N.V [member]
Statement [LineItems]
Summary of Long-term Borrowings

	2021	2020

Remaining terms less than 1 year	-	-

Remaining terms 1 - 5 years	499	498

Remaining terms 5 - 10 years	296	-

Remaining terms over 10 years	472	720

At December 31	1,266	1,218

Fair value of long-term borrowings	1,735	1,766